ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 21, 2020	Mar. 23, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Research and development costs			$ 314,532	$ 89,570	$ 485,995	$ 157,280	$ 633,050	$ 12,787
Impairment loss					39,434	25,320,555
Loss from operation			(1,314,688)	$ (26,049,904)	(2,281,702)	(26,479,237)	(2,909,600)	(787,293)
Advertising and marketing costs					59,500	$ 34,973	96,637	$ 3,724
FDIC insured limit			$ 250,000		$ 250,000		$ 250,000
Ownership interest, percentage			1.38%		1.38%		1.38%	1.38%
Valuation allowance, percentage						100.00%	100.00%
FDIC exceed amount							$ 0	$ 431,759
Deferred tax asset							$ 2,830,000	$ 1,832,000
Common stock, shares authorized			100,000,000		100,000,000		100,000,000	100,000,000
Common stock, par value			$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Annual Meeting of Shareholders [Member]
Common stock, shares authorized		100,000,000	800,000,000		800,000,000		800,000,000	800,000,000
Common stock, par value		$ 0.00001	$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Description of reverse stock split	The effective dates of the above actions were June 5, 2020 and April 20, 2020, respectively, and the actual reverse stock split ratio was 1-for-33.26	Reverse stock split of the Company’s outstanding common stock at a ratio between 1-for-32 and 1-for-35 (with the exact ratio to be determined by the directors in their sole discretion without further approval by the shareholders).